Share-based payments - Amounts of shares granted and accrued under each plan (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Granted	$ 1,079	$ 814	$ 1,440
Accrued	1,055	667	1,020
Shares assigned in December 2021
Share-based payments
Granted			1,440
Accrued	96	252	$ 1,020
Shares forfeited		72
Shares assigned in April 2022
Share-based payments
Granted		500
Accrued	150	317
Shares assigned in December 2022
Share-based payments
Granted		314
Accrued	184	$ 98
Shares assigned in April 2023
Share-based payments
Granted	739
Accrued	474
Shares assigned in November 2023
Share-based payments
Granted	340
Accrued	$ 151